Total Invested Assets and Related Net Investment Income - Interest and Other Investment Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement [Abstract]
Cash, cash equivalents and short-term securities	$ 166	$ 25
Debt securities - fair value through profit or loss	2,596	2,429
Debt securities - available-for-sale	341	256
Mortgages and loans	2,234	2,117
Derivative investments	115	107
Policy loans	167	160
Total interest income	5,619	5,094
Equity securities - dividends on fair value through profit or loss	236	209
Equity securities - dividends on available-for-sale	8	5
Investment properties rental income	593	543
Investment properties expenses	(248)	(235)
Other income	235	922
Investment expenses and taxes	(291)	(266)
Total interest and other investment income	$ 6,152	$ 6,272